Consolidated Balance Sheets (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Current assets (Note 2):
Cash and cash equivalents (Notes 4 and 7)	¥ 984,463	¥ 961,433
Short-term investments (Note 7)	38,949	53,753
Notes and accounts receivable, trade (Note 3)	2,509,030	2,428,099
Allowance for doubtful accounts (Note 20)	(46,893)	(44,961)
Accounts receivable, other	345,197	357,255
Inventories (Note 5)	415,309	350,721
Prepaid expenses and other current assets (Note 19)	394,294	338,794
Deferred income taxes (Note 11)	220,662	224,194
Total current assets	4,861,011	4,669,288
Property, plant and equipment (Notes 2 and 16):
Telecommunications equipment	12,959,564	13,432,047
Telecommunications service lines	15,408,604	15,143,239
Buildings and structures	6,060,129	5,993,215
Machinery, vessels and tools	1,949,903	1,868,972
Land (Note 8)	1,238,742	1,139,636
Construction in progress	359,014	334,326
Property, plant and equipment, gross, total	37,975,956	37,911,435
Accumulated depreciation	(28,136,268)	(28,134,748)
Net property, plant and equipment	9,839,688	9,776,687
Investments and other assets (Note 2):
Investments in affiliated companies (Note 6)	521,634	551,883
Marketable securities and other investments (Note 7)	407,766	357,222
Goodwill (Note 8)	1,086,636	824,216
Software (Note 8)	1,309,912	1,340,682
Other intangible assets (Notes 8)	401,194	278,272
Other assets (Notes 10 and 19)	1,195,608	997,989
Deferred income taxes (Note 11)	661,500	752,828
Total investments and other assets	5,584,250	5,103,092
Total assets	20,284,949	19,549,067
Current liabilities (Note 2):
Short-term borrowings (Note 9)	269,444	77,455
Current portion of long-term debt (Notes 9 and 19)	425,351	703,304
Accounts payable, trade (Note 3)	1,540,249	1,436,643
Current portion of obligations under capital leases (Note 16)	16,929	16,368
Accrued payroll	448,061	437,609
Accrued interest	7,925	8,971
Accrued taxes on income	256,994	228,736
Accrued consumption tax	47,376	54,667
Advances received	266,743	183,723
Other (Notes 11 and 19)	397,752	351,913
Total current liabilities	3,676,824	3,499,389
Long-term liabilities (Note 2):
Long-term debt (excluding current portion) (Notes 9 and 19)	3,483,673	3,234,631
Obligations under capital leases (excluding current portion) (Note 16)	35,951	36,254
Liability for employees' retirement benefits (Note 10)	1,327,873	1,505,571
Accrued liabilities for point programs	130,466	156,233
Deferred income taxes (Note 11)	233,151	198,824
Other (Note 19)	446,293	396,162
Total long-term liabilities	5,657,407	5,527,675
Redeemable noncontrolling interests (Note 2):	25,912
Nippon Telegraph and Telephone Corporation ("NTT") shareholders' equity
Common stock, no par value- Authorized-6,192,920,900 shares Issued-1,323,197,235 shares in 2013 and 1,136,697,235 shares in 2014	937,950	937,950
Additional paid-in capital	2,827,010	2,827,612
Retained earnings (Notes 6 and 13)	4,808,361	5,227,268
Accumulated other comprehensive income (loss) (Notes 7, 10, 13 and 19)	94,966	(192,932)
Treasury stock, at cost (Note 13)- 137,822,603 shares in 2013 and 26,650,807 shares in 2014	(156,933)	(568,459)
Total NTT shareholders' equity	8,511,354	8,231,439
Noncontrolling interests	2,413,452	2,290,564
Total equity	10,924,806	10,522,003
Commitments and contingent liabilities (Note 21):
Total liabilities and equity	¥ 20,284,949	¥ 19,549,067